Segment Information - Schedule of Revenues by Market Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 448,269	$ 1,492,761	$ 19,374,904
EPI
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	10,238	732,578	10,552,059
Private Pay
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	370,818	384,192	349,083
Export
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 67,213	$ 375,991	$ 8,473,762